Joint Ventures (Details Textual) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended					1 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 TEPS [Member]	Dec. 31, 2009 BPD [Member]	Oct. 31, 2012 UPA [Member]	Sep. 30, 2012 UPA [Member]
Interest In Joint Venture															50.00%	50.00%		50.00%
Revenue from Grants																		$ 1,000,000
Revenue	2,032,000	2,008,000	1,193,000	1,434,000	948,000	820,000	641,000	253,000	1,160,000	5,620,000	3,575,000	5,583,000	2,874,000				900,000,000
Payments To Acquire Interest In Joint Venture																		1,250
Payments Towards Capital Contribution Joint Venture												400,000	61,000	50,000
Reduction In Value Of Investments In Joint Venture												389,000	74,000
Investments In Joint Venture Carrying Value												$ 32,000	$ 37,000